SCHEDULE OF WARRANTY DEPOSIT IN ACCOUNTS RECEIVABLE (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Total	$ 2,775,786	$ 2,839,750
Within 1 Year [Member]
Total	2,309,759	2,321,940
1-2 Years [Member]
Total	161,393	336,519
2-3 Years [Member]
Total	88,609	56,542
3-4 Years [Member]
Total	63,309	4,568
>4 Years [Member]
Total	$ 152,716	$ 120,181